Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2021	Mar. 31, 2020
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	0.60%
Rate of salary increase	1.50%	1.60%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.10%	2.50%
Rate of salary increase	2.00%	2.00%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.40%	3.80%
Rate of salary increase	3.10%	2.80%